UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $1,359,570 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON PLC                        SHS CL A         G0408V102    93846  1794714 SH       SOLE                  1413799        0   380915
CROSSTEX ENERGY L P            COM              22765U102      947    61500 SH       SOLE                    61500        0        0
CROWN HOLDINGS INC             COM              228368106   153827  4185777 SH       SOLE                  3299077        0   886700
DUN & BRADSTREET CORP DEL NE   COM              26483E100   176066  2211323 SH       SOLE                  1756873        0   454450
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   120088  1298671 SH       SOLE                  1035186        0   263485
LOCKHEED MARTIN CORP           COM              539830109   125556  1344569 SH       SOLE                  1066279        0   278290
MOTOROLA SOLUTIONS INC         COM NEW          620076307    90311  1786577 SH       SOLE                  1413862        0   372715
TEMPUR PEDIC INTL INC          COM              88023U101   175011  5855184 SH       SOLE                  4637364        0  1217820
TIME WARNER CABLE INC          COM              88732J207   187500  1972442 SH       SOLE                  1570522        0   401920
US BANCORP DEL                 COM NEW          902973304    64354  1876217 SH       SOLE                  1485432        0   390785
WESTERN UN CO                  COM              959802109   172064  9443691 SH       SOLE                  7483481        0  1960210